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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        CinFin Capital Management
Address:     6200 South Gilmore Road
             Fairfield, Ohio  45014

13F File Number:  28-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:   James G. Miller
Title:  President
Phone:  (513)  870-2632

Signature, Place and Date of Signing:

          /s/ James G. Miller         Fairfield, Ohio         August 13, 2001
          -------------------         ---------------         ---------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers                     0
                                               --------

Form 13F Information Table Entry Total:              31
                                               --------

Form 13F Information Table Value Total:         161,133
                                               --------

List of Other Included Managers: None






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
                              Column 2
                               TITLE                                                       Column 6 Column 7  Column 8
Column 1                        OF       Column 3   Column 4   Column 5                  INVESTMENT
NAME OF ISSUER                 CLASS      CUSIP     FMV(000)    SHARES  SH\PRN PUT\CALL      DIS    OTH MGRS   SOLE    SHARED  NONE
Alliance Capital Mgmt Hldg    Common     01855A101  $    547     10,300   SH                Sole               10,300     -      -
Alltel Corp                   Common     020039103  $ 15,059    245,824   SH                Sole              245,824     -      -
American Home Products        Common     026609107  $ 25,312    430,850   SH                Sole              430,850     -      -
Chevron Corporation           Common     126650100  $  4,941     54,600   SH                Sole               54,600     -      -
Cincinnati Financial Corp     Common     172062101  $ 23,005    582,417   SH                Sole              582,417     -      -
Cinergy Corp                  Common     172474108  $  1,398     40,000   SH                Sole               40,000     -      -
Coca Cola Company             Common     191216100  $  1,447     32,162   SH                Sole               32,162     -      -
Duke Energy Corp              Common     264399106  $    633     16,230   SH                Sole               16,230     -      -
Exxon  Mobil Corporation      Common     30231G102  $ 27,638    316,403   SH                Sole              316,403     -      -
Fifth Third Bancorp           Common     316773100  $  6,332    105,450   SH                Sole              105,450     -      -
Fortune Brands Inc            Common     349631101  $    867     22,600   SH                Sole               22,600     -      -
General Electric Co.          Common     369604103  $    651     13,352   SH                Sole               13,352     -      -
Guidant Corporation           Common     401698105  $    544     15,100   SH                Sole               15,100     -      -
H J Heinz Company             Common     423074103  $  1,178     28,800   SH                Sole               28,800     -      -
Household International       Common     441815107  $  5,436     81,500   SH                Sole               81,500     -      -
Intel Corp                    Common     458140100  $    377     12,876   SH                Sole               12,876     -      -
Johnson & Johnson             Common     478160104  $    600     12,000   SH                Sole               12,000     -      -
Medtronic Inc                 Common     585055106  $    603     13,100   SH                Sole               13,100     -      -
Merck & Company               Common     589331107  $ 16,156    252,800   SH                Sole              252,800     -      -
Microsoft Corp                Common     594918104  $    591      8,100   SH                Sole                8,100     -      -
Molex Inc                     Common     608554200  $  5,019    168,300   SH                Sole              168,300     -      -
National City Corporation     Common     635405103  $  2,454     79,740   SH                Sole               79,740     -      -
Northern Trust                Common     665859104  $  2,500     40,000   SH                Sole               40,000     -      -
Pfizer Inc                    Common     717081103  $    236      5,900   SH                Sole                5,900     -      -
Piedmont Natural Gas          Common     720186105  $    281      7,902   SH                Sole                7,902     -      -
PNC Financial Services Group  Common     693475105  $  2,566     39,000   SH                Sole               39,000     -      -
Procter & Gamble Corporation  Common     742718109  $  6,610    103,600   SH                Sole              103,600     -      -
U S Bancorp                   Common     902973304  $  6,659    292,200   SH                Sole              292,200     -      -
United Parcel Service - Cl  B Common     911312106  $    743     12,850   SH                Sole               12,850     -      -
Wells Fargo & Co              Common     949746101  $    571     12,300   SH                Sole               12,300     -      -
Worldcom Inc - Worldcom Grp   Common     98157D106  $    179     12,600   SH                Sole               12,600     -      -
                                                    $161,133  3,068,856                                     3,068,856